RELATED PARTIES - Compensation to directors and senior managers of the company (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 11	$ 21	$ 39
Share-based payments	11	9	9
Termination benefits	0	0	7
Total compensation to the Board of Directors and senior management	$ 22	$ 30	$ 55